HARRISON LAW, P.A.

Diane J. Harrison Bar Admissions: Florida and Nevada	6860 Gulfport Blvd. S. PMB 162 South Pasadena, Florida 33707 Phone: (941) 723-7564 Fax: (941) 531-4935 HarrisonDJEsq@tampabay.rr.com

February 13, 2007

Ms. Elaine Wolff, Legal Branch Chief

Division of Corporation Finance

U.S. Securities and Exchange Commission

Mail Stop 4561

100 F Street, NE

Washington D.C., 20549

Re:

Good Earth Land Sales Company

First Amendment to Registration Statement on Form SB-2

File No. 333-139220

Filed: February 13, 2007

Dear Mr. Spirgel:

The table below contains Good Earth Land Sales Company’s (the Company’s) responses to the SEC’s Comment Letter dated January 5, 2007. On behalf of the Company, today’s date, I transmitted via EDGAR the Company’s First Amendment to Registration Statement on Form SB-2. Furthermore, to facilitate your review, the Company also transmitted via EDGAR an HTML version of the red-lined document.

General

1.

 There are no graphics, maps, photographs or other artwork intended to be used in the prospectus.

2.

We replaced the reference to the “Company” with either Good Earth or Good Earth Land Sales Company where appropriate

3.

We revised to reflect that the sales will be at the fixed price of $0.01 for the duration of the offering.

Summary, page 5 (now page 1)

4.

Disclosure was modified per your comment.

Risk Factors, page 7 (now page 3)

5.

Revised the first paragraph to more accurately reflect that the “important factors” to consider are discussed in this section.

6.

Revised risk factors to remove mitigating statements.

We are dependent on the continued services of our key fulltime . . . . page 7 (now page 3)

7.

We removed mitigating language in this risk factor and elsewhere.

Elaine Wolff, SEC

Re:  Good Earth Land Sales Company

2/13/2007

Because the probability of our developing a large client base is remote . . . . page 7 (now page 3)

8.

We revised this risk factor to clarify the nature of the risk.

Even if our expansion is successful . . . . page 8 (now page 4)

9.

We consolidated the risk factors as suggested.

We anticipate the need to sell additional authorized shares in the future . . . . page 10 (now page 6)

10.

Disclosure was modified as requested.

Selling Security Holders, page 11 (now page 7)

11.

The table was revised to reflect the amount of common stock owned after the offering should the selling security holders sell all their registered shares.

12.

The footnote was revised to explain the figures revised as described in response to comment 11 above. .

Plan of Distribution, page 13 (now page 9)

13.

We corrected this error as requested.

Background of officers and directors, page 14 (now page 11

14.

Revised backgrounds as requested.

Business Description, page 17 (now page 13)

15.

We disclosed that the Company does not have an internet presence at this time in the last paragraph of this section on page 17.

Business Development, page 17 (now page 13)

16.

The identity of the contributor of initial seed capital was provided.

17.

We disclosed the revenue generating activities to date, including percentages of overall revenues generated by each activity.

18.

We added a table detailing the properties and the stages of those properties under the Description of Property section on page 22.

Acquisition of Land, page 17 (now page 14)

19.

We added the following sentence to the first paragraph under this section: “The actual acquisition of land may be done by a client, a third party financier, or by Good Earth.  If Good Earth acquires the land, it will be because Good Earth is acquiring the property for its own use, future revenues, and appreciated value.”

Management’s Discussion and Analysis or Plan of Operation, page 20 (now page 17)

20.

We added language clarifying that there are no written agreements regarding director’s commitment to funding.

Elaine Wolff, SEC

Re:  Good Earth Land Sales Company

2/13/2007

Operating History; Need for Additional Capital, page 21 (now page 17)

21.

Revised as requested.

22.

Disclosure added as requested.

23.

Significant disclosure added as requested.

Results of Operations – Nine months ended September 30, 2006,  page 21 (now page 18)

24.

Revised as requested.

25.

Revised as requested

26.

Deleted the statement in question.

Competitive Factors,  page 24 (now page 21)

27.

Revised as requested.

Executive Compensation,  page 25 (now page 22)

28.

Clarified that Ms. Maguire does not currently receive any compensation.

Financial Statements for the Quarter Ended September 30, 2006

Statement of Changes in Stockholders’ Equity, page 32 (now page F-5)

29.

Revised as requested.

Revenue Recognition,  page 34 (now page F-7)

30.

Revised as requested.

Audited Financial Statements

31.

Comparative statements for 2004 and 2005 were not made due to the fact the Company was incorporated in November 2004 and its operations from the date of inception through December 31, 2004 would not present meaningful financial information in comparison to a complete fiscal year (fiscal year ended December 31, 2005). We did not feel it would enhance the usefulness of the financial statements comparing a short period initial year with a fully operational year so the financial statements were presented in separate statements.

Recent Sales of Unregistered Securities, page 47 (now page II-1)

32.

We added the following language: “We do not consider individuals who purchased shares of our common stock to be sophisticated investors, however, each individual is considered educated and informed concerning small investments, such as the $3.00 investment in our Company.”

33.

Revised as requested.

Elaine Wolff, SEC

Re:  Good Earth Land Sales Company

2/13/2007

Undertakings, page 49 (now page II-3)

34.

Added requirements of Item 512(g) of Regulation S-K.

Exhibits

35.

Added a copy of the Company’s specimen stock certificate as Exhibit 99.1

Sincerely,

/s/ DIANE J. HARRISON

Diane J. Harrison, Esq.

Enclosures:

1.  Good Earth Land Sales Company SB-2/A-1

2.  HTML Good Earth Land Sales Company SB-2/A-1 Red-lined

3.  Exhibit 5.1: Opinion Regarding Legality and Consent of Counsel: by Diane J. Harrison, Esq.

4.  Exhibit 99.1:  Specimen Stock Certificate